STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Operating activities
Royalties received	$ 65,299,968	$ 23,042,360	$ 36,531,459
Interest received	523,407	39,347	296,964
Expenses paid	(2,980,234)	(2,273,809)	(2,239,182)
Net cash from operating activities	62,843,141	20,807,898	34,589,241
Investing activities
Maturities of U.S. Government securities	50,942,392	90,367,702	90,434,386
Sales of U.S. Government securities		236,992
Purchases of U.S. Government securities	(41,035,723)	(87,178,889)	(71,644,548)
Net cash from investing activities	9,906,669	3,425,805	18,789,838
Financing activity
Distributions to unitholders	(37,523,229)	(21,910,417)	(44,083,234)
Net change in cash and cash equivalents	35,226,581	2,323,286	9,295,845
Cash and cash equivalents, beginning of period	12,500,941	10,177,655	881,810
Cash and cash equivalents, end of period	47,727,522	12,500,941	10,177,655
Reconciliation of net income to net cash from operating activities
Net income	68,765,745	23,407,647	30,055,752
Decrease (increase) in accrued income receivable	(4,382,033)	(179,889)	2,269,472
Decrease (increase) in contract asset	(1,254,382)	(177,251)	56,357
Increase in prepaid expense	(27,960)	(26,931)	(13,182)
Increase (decrease) in accrued expenses	(258,229)	296,042	(290,878)
Increase (decrease) in contract liability		(2,511,720)	2,511,720
Net cash from operating activities	62,843,141	20,807,898	34,589,241
Non cash financing activity
Distributions declared and payable	$ 22,960,018	$ 6,035,205	$ 9,184,007